ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 36,914	$ 842,821
Accrued liabilities	348,431	285,987
Total	$ 385,345	$ 1,128,808